Derivative instruments and risk management - Schedule of Notional Amounts and Related Fair Value Measurements of Derivative Instruments (Details) $ in Thousands, € in Millions, SFr in Millions	Dec. 31, 2022 USD ($) contract	Dec. 31, 2022 EUR (€) contract	Dec. 31, 2022 CHF (SFr) contract	Dec. 31, 2021 USD ($) contract	Dec. 31, 2021 EUR (€) contract	Dec. 31, 2021 CHF (SFr) contract
Derivatives, Fair Value [Line Items]
Notional amounts	$ 2,332,899			$ 2,120,380
Gross positive fair value	13,167			17,963
Gross negative fair value	(12,912)			(13,267)
Net fair value	$ 255			$ 4,696
Currency swaps | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	1	1	1	4	4	4
Notional amounts	$ 5,207			$ 61,641
Gross positive fair value	0			1,071
Gross negative fair value	(215)			(163)
Net fair value	$ (215)			$ 908
Currency swaps | Designated as Hedging Instrument | Fair value hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	4	4	4	4	4	4
Notional amounts	$ 130,751			$ 174,169
Gross positive fair value	2,714			1,216
Gross negative fair value	(191)			(2,535)
Net fair value	$ 2,523			$ (1,319)
Currency swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	63	63	63	36	36	36
Notional amounts	$ 1,884,169			$ 1,552,733
Gross positive fair value	8,052			14,538
Gross negative fair value	(10,269)			(9,566)
Net fair value	(2,217)			4,972
Subtotal risk management derivatives
Derivatives, Fair Value [Line Items]
Notional amounts	2,020,127			1,788,543
Gross positive fair value	10,766			16,825
Gross negative fair value	(10,675)			(12,264)
Net fair value	$ 91			$ 4,561
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	160	160	160	125	125	125
Notional amounts	$ 312,772			$ 331,837
Gross positive fair value	2,401			1,138
Gross negative fair value	(2,237)			(1,003)
Net fair value	$ 164			$ 135
Foreign exchange contract | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Foreign deposits		€ 235.5	SFr 0.4		€ 192.3	SFr 0.4